Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 44,865	$ 44,628	$ 42,365	$ 39,333	$ 35,256	$ 33,076	$ 31,930	$ 33,501	$ 171,190	$ 133,763	$ 125,680
Operating expenses	33,994	35,724	34,657	32,890	34,199	24,504	24,909	26,431	137,265	110,042	94,900
(Loss) income from continuing operations	1,201	(575)	(1,126)	(998)	(6,925)	237	(718)	(1,631)	(1,499)	(9,037)	5,324
(Loss) income from discontinued operations	(3,100)	(3,137)	1,878	(2,894)	360	(3,172)	751	(577)	(7,253)	(2,638)	(1,268)
Less: Net loss (income) attributable to noncontrolling interests	219	265	65	138	129	55	(1)	49	688	232	(124)
Net (loss) income attributable to common shareholders	(1,680)	(3,447)	817	(3,754)	(6,436)	(2,880)	32	(2,159)	(16,531)	(11,443)	3,932
Less: Dividends on preferred shares	(2,228)	(2,228)	(2,228)	(1,783)					(8,467)
Less: Dividends on preferred shares	$ (3,908)	$ (5,675)	$ (1,411)	$ (5,537)					$ (8,467)
Basic and diluted earnings per common share:
(Loss) income from continuing operations	$ (0.02)	$ (0.06)	$ (0.07)	$ (0.06)	$ (0.16)		$ (0.02)	$ (0.06)	$ (0.21)	$ (0.26)	$ 0.16
(Loss) income from discontinued operations	$ (0.06)	$ (0.06)	$ 0.04	$ (0.06)	$ 0.01	$ (0.08)	$ 0.02	$ (0.02)	$ (0.14)	$ (0.07)	$ (0.04)
Net (loss) income	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.12)	$ (0.15)	$ (0.08)		$ (0.08)	$ (0.35)	$ (0.33)	$ 0.12
Quarterly Financial Information (Textual)
Shares sold	0.3				18.3				0.3	18.3